Share-Based Compensation (Details) - Schedule of Activities of the Restricted Shares - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Share-Based Compensation (Details) - Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Beginning balance	412,500
Weighted average fair value per ordinary share on the grant dates, Beginning balance	$ 0.75
Number of nonvested restricted shares, Granted	1,178,922	1,000,000
Weighted average fair value per ordinary share on the grant dates, Granted	$ 1.13	$ 0.75
Number of nonvested restricted shares, Vested	(202,500)	(587,500)
Weighted average fair value per ordinary share on the grant dates, Vested	$ 0.75	$ 0.75
Number of nonvested restricted shares, Forfeited
Weighted average fair value per ordinary share on the grant dates, Forfeited
Number of nonvested restricted shares, Ending balance	1,388,922	412,500
Weighted average fair value per ordinary share on the grant dates, Ending balance	$ 1.07	$ 0.75